COMMITMENTS AND CONTINGENCIES - Purchase Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Commitments and Contingencies Disclosure [Abstract]
Fiscal Year 2023	$ 304,515
Fiscal Year 2024	579
Fiscal Year 2025 and thereafter	0
Total	305,094
Non-cancellable purchase orders	184,200
Long-term supply agreements	120,900
Unconditional purchase obligation, purchases	$ 128,300	$ 116,700	$ 105,700